SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Research and development and advertising costs, Capitalized interest and Debt issuance cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Research and development and advertising costs
Advertising costs	¥ 9,400	¥ 8,639	¥ 15,043
Capitalized interest
Total interest costs	2,374,570	2,084,565	1,805,434
Less: interest costs capitalized	(337,591)	(196,678)	(150,697)
Interest expenses	2,036,979	1,887,887	¥ 1,654,737
Debt issuance costs
Unamortised debt issuance costs	¥ 268,441	¥ 186,313